ACCOUNTS RECEIVABLE Schedule of movement in the allowance for doubtful accounts (Details) (Trade receivables [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Trade receivables [Member]
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 2,279	$ 2,435
Bad debt expense	329	1,077
Write-offs and settlements	(290)	(1,242)
Foreign exchange	(43)	9
Balance, end of year	$ 2,275	$ 2,279